Research and Development Costs	12 Months Ended
Mar. 31, 2019
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Research and Development Costs
25.	Research and Development Costs

The total amounts of research and development costs included in “Cost of sales” and “Selling, general and administrative expenses” are as follows:

	(Millions of Yen)
	Year ended March 31, 2019	Year ended March 31, 2018	Year ended March 31, 2017
Research and development costs	72,043	74,071	70,100